Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥) [1]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	$ (20,437)		¥ (116,468)	[1]		¥ (136,728)	¥ (115,758)
Deferred tax assets	53,991		315,390	[1]		361,207	¥ 282,212
Reconciliation of deferred tax (expense) income	307	¥ 2,052	225		¥ (48,946)
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(4,119)		(15,122)			(27,554)
Reconciliation of deferred tax (expense) income	(1,859)	(12,432)	(4,601)		373
Unremitted earnings from overseas source income [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income					(25)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(336)		(774)			(2,252)
Reconciliation of deferred tax (expense) income	(221)	(1,478)	679		(1,471)
Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income					2,326
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(15,982)		(100,572)			(106,922)
Reconciliation of deferred tax (expense) income	(4,460)	(29,842)	(29,031)		(16,628)
Deferred income tax liabilities [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(20,437)		(116,468)			(136,728)
Reconciliation of deferred tax (expense) income	(6,540)	(43,752)	(32,953)		(15,425)
Impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	2,383		12,319			15,943
Reconciliation of deferred tax (expense) income	542	3,624	9,443		(9,005)
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	2,400		17,493			16,060
Reconciliation of deferred tax (expense) income	(214)	(1,433)	(3,716)		(4,421)
Allowance for doubtful account receivables [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	774		7,376			5,177
Reconciliation of deferred tax (expense) income	(329)	(2,199)	(1,964)		7,196
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	30,576		204,730			204,554
Reconciliation of deferred tax (expense) income	(28)	(186)	18,778		(46,350)
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	14,275		51,679			95,499
Reconciliation of deferred tax (expense) income	6,550	43,820	6,743		10,045
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	3,583		21,793			23,974
Reconciliation of deferred tax (expense) income	326	2,178	3,894		9,014
Deferred Tax Asset [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	53,991		315,390			¥ 361,207
Reconciliation of deferred tax (expense) income	$ 6,847	¥ 45,804	¥ 33,178		¥ (33,521)

[1]	Restated